UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (98.6%)(a)
		Shares	Value

Aerospace and defense (1.4%)

Northrop Grumman Corp.		23,100	$5,291,748

Raytheon Co.		37,200	5,362,752

			10,654,500
Auto components (0.6%)

Goodyear Tire & Rubber Co. (The)		134,900	4,369,411

			4,369,411
Automobiles (2.3%)

Yamaha Motor Co., Ltd. (Japan)		831,100	17,327,158

			17,327,158
Banks (2.6%)

Banco Macro SA ADR (Argentina)		50,800	3,817,112

Bank of America Corp.		237,200	5,370,208

Bank of Ireland (Ireland)(NON)		23,167,654	6,212,454

Permanent TSB Group Holdings PLC (Ireland)(NON)		1,415,418	4,161,484

			19,561,258
Beverages (1.8%)

Anheuser-Busch InBev SA/NV ADR (Belgium)(S)		47,400	4,941,924

Dr. Pepper Snapple Group, Inc.		55,000	5,016,000

Molson Coors Brewing Co. Class B		38,206	3,687,643

			13,645,567
Biotechnology (1.6%)

Alkermes PLC(NON)		77,300	4,182,703

Biogen, Inc.(NON)		12,354	3,425,023

Celgene Corp.(NON)		37,600	4,367,240

			11,974,966
Building products (2.0%)

Assa Abloy AB Class B (Sweden)		376,435	7,142,762

Fortune Brands Home & Security, Inc.		79,771	4,397,775

Johnson Controls International PLC		82,900	3,645,942

			15,186,479
Capital markets (2.6%)

E*Trade Financial Corp.(NON)		300,000	11,235,000

Goldman Sachs Group, Inc. (The)		17,900	4,104,828

KKR & Co. LP		228,800	3,971,968

			19,311,796
Chemicals (5.1%)

CF Industries Holdings, Inc.(S)		287,400	10,142,346

Dow Chemical Co. (The)		75,100	4,478,213

Monsanto Co.		98,200	10,636,042

Sherwin-Williams Co. (The)		15,800	4,800,198

Symrise AG (Germany)		68,081	4,089,267

Yara International ASA (Norway)		105,364	4,450,346

			38,596,412
Communications equipment (1.2%)

Hitachi Kokusai Electric, Inc. (Japan)		204,500	4,593,145

Nokia OYJ (Finland)		930,620	4,193,946

			8,787,091
Construction and engineering (0.6%)

Kyudenko Corp. (Japan)		161,200	4,375,857

			4,375,857
Containers and packaging (2.6%)

Ball Corp.		78,600	5,994,036

RPC Group PLC (United Kingdom)		302,533	4,080,253

Sealed Air Corp.		193,700	9,394,450

			19,468,739
Diversified consumer services (0.6%)

Service Corp. International/US		166,988	4,864,360

			4,864,360
Diversified financial services (0.8%)

Eurazeo SA (France)		93,894	5,780,885

			5,780,885
Diversified telecommunication services (5.1%)

Com Hem Holding AB (Sweden)		314,402	3,307,182

Euskaltel SA (Spain)(NON)		354,949	3,277,094

Koninklijke KPN NV (Netherlands)		1,527,663	4,402,551

Nippon Telegraph & Telephone Corp. (Japan)		261,800	11,544,613

SBA Communications Corp.(NON)(R)		54,300	5,715,618

SFR Group SA (France)(NON)		124,674	3,625,281

Telecom Italia SpA RSP (Italy)		9,312,863	6,636,119

			38,508,458
Electric utilities (1.2%)

Exelon Corp.		260,800	9,357,504

			9,357,504
Energy equipment and services (0.6%)

Keane Group, Inc.(NON)		190,500	4,208,145

			4,208,145
Equity real estate investment trusts (REITs) (1.3%)

Big Yellow Group PLC (United Kingdom)		481,673	4,164,819

Hibernia REIT PLC (Ireland)		4,095,633	5,378,167

			9,542,986
Food and staples retail (0.7%)

Walgreens Boots Alliance, Inc.		63,500	5,203,190

			5,203,190
Food products (4.5%)

Associated British Foods PLC (United Kingdom)		208,727	6,274,005

JM Smucker Co. (The)		38,800	5,270,980

Kerry Group PLC Class A (Ireland)		68,324	4,797,946

Kraft Heinz Co. (The)		72,000	6,428,880

Nomad Foods, Ltd. (United Kingdom)(NON)		504,279	5,178,945

Orkla ASA (Norway)		622,103	5,809,498

			33,760,254
Health-care equipment and supplies (2.2%)

Becton Dickinson and Co.		24,700	4,379,063

Boston Scientific Corp.(NON)		234,800	5,649,288

C.R. Bard, Inc.		29,000	6,882,570

			16,910,921
Health-care technology (0.6%)

CompuGroup Medical SE (Germany)		105,398	4,140,021

			4,140,021
Hotels, restaurants, and leisure (2.1%)

Compass Group PLC (United Kingdom)		350,276	6,231,952

Dalata Hotel Group PLC (Ireland)(NON)		1,086,717	5,048,326

Hilton Worldwide Holdings, Inc.		72,690	4,185,490

			15,465,768
Household durables (1.9%)

CalAtlantic Group, Inc.(S)		88,647	3,091,121

PulteGroup, Inc.		277,800	5,975,478

Techtronic Industries Co., Ltd. (Hong Kong)		1,491,000	5,169,277

			14,235,876
Independent power and renewable electricity producers (3.2%)

Calpine Corp.(NON)		701,200	8,274,160

NextEra Energy Partners LP		207,727	6,549,632

NRG Energy, Inc.		575,000	9,510,500

			24,334,292
Insurance (7.3%)

Admiral Group PLC (United Kingdom)		168,497	3,771,950

American International Group, Inc.		157,323	10,109,576

Assured Guaranty, Ltd.		315,600	12,279,996

Chubb, Ltd.		34,700	4,562,703

Fairfax Financial Holdings, Ltd. (Canada)		15,800	7,382,440

Hartford Financial Services Group, Inc. (The)		128,154	6,242,381

MetLife, Inc.		62,700	3,411,507

Prudential PLC (United Kingdom)		358,763	6,935,843

			54,696,396
Internet and direct marketing retail (2.2%)

Amazon.com, Inc.(NON)		14,500	11,940,460

Expedia, Inc.		34,700	4,219,173

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		26	21

Global Fashion Group SA (acquired 8/2/13, cost $855,718) (Private) (Brazil)(F)(RES)(NON)		20,200	159,083

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	4

			16,318,752
Internet software and services (7.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		69,700	7,061,307

Alphabet, Inc. Class C(NON)		31,462	25,068,607

Baozun, Inc. ADR (China)(NON)(S)		310,600	4,071,966

GoDaddy, Inc. Class A(NON)(S)		107,000	3,823,110

Instructure, Inc.(NON)		185,900	4,052,620

Wix.com, Ltd. (Israel)(NON)		164,300	8,633,965

			52,711,575
IT Services (1.8%)

Computer Sciences Corp.		97,200	6,045,840

Visa, Inc. Class A		88,300	7,303,293

			13,349,133
Leisure products (0.7%)

Brunswick Corp.		93,700	5,608,882

			5,608,882
Media (2.8%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		458,631	5,217,742

Live Nation Entertainment, Inc.(NON)		177,800	5,088,636

Stroeer SE & Co. KGaA (Germany)(S)		130,337	6,425,877

Walt Disney Co. (The)		41,900	4,636,235

			21,368,490
Metals and mining (1.3%)

Newmont Mining Corp.		128,100	4,647,468

Nucor Corp.		84,900	4,931,841

			9,579,309
Multi-utilities (0.6%)

Veolia Environnement SA (France)		260,848	4,449,495

			4,449,495
Oil, gas, and consumable fuels (5.0%)

ConocoPhillips		82,000	3,998,320

EnCana Corp. (Canada)		339,614	4,335,054

EOG Resources, Inc.		61,600	6,257,328

Pioneer Natural Resources Co.		30,300	5,460,969

Plains All American Pipeline LP		116,400	3,653,796

Seven Generations Energy, Ltd. (Canada)(NON)		236,800	4,733,270

Suncor Energy, Inc. (Canada)		288,756	8,956,152

			37,394,889
Personal products (1.7%)

Shiseido Co., Ltd. (Japan)		216,900	6,066,515

Unilever NV ADR (Netherlands)		172,458	6,972,285

			13,038,800
Pharmaceuticals (4.9%)

Astellas Pharma, Inc. (Japan)		499,100	6,690,177

AstraZeneca PLC (United Kingdom)		123,698	6,617,984

Jazz Pharmaceuticals PLC(NON)		30,900	3,767,328

Novartis AG (Switzerland)		152,062	11,216,344

Perrigo Co. PLC(S)		49,300	3,754,195

Shionogi & Co., Ltd. (Japan)		92,600	4,449,163

			36,495,191
Real estate management and development (1.3%)

Kennedy-Wilson Holdings, Inc.		196,935	4,027,321

RE/MAX Holdings, Inc. Class A		105,057	5,888,445

			9,915,766
Road and rail (1.6%)

Norfolk Southern Corp.		99,300	11,663,778

			11,663,778
Semiconductors and semiconductor equipment (2.0%)

Micron Technology, Inc.(NON)		397,900	9,593,369

Qorvo, Inc.(NON)(S)		82,900	5,323,009

			14,916,378
Software (2.5%)

Adobe Systems, Inc.(NON)		41,900	4,750,622

Nintendo Co., Ltd. (Japan)		21,400	4,381,968

RIB Software AG (Germany)(S)		299,917	3,825,883

ServiceNow, Inc.(NON)		68,100	6,171,222

			19,129,695
Specialty retail (1.1%)

Home Depot, Inc. (The)		32,200	4,430,076

Lowe's Cos., Inc.		55,400	4,048,632

			8,478,708
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.		176,400	4,182,444

			4,182,444
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.		424,900	7,818,160

			7,818,160
Tobacco (1.2%)

Imperial Brands PLC (United Kingdom)		198,052	9,182,729

			9,182,729
Trading companies and distributors (0.6%)

Rexel SA (France)		267,778	4,666,008

			4,666,008
Transportation infrastructure (0.6%)

Aena SA (Spain)		32,057	4,658,337

			4,658,337
Wireless telecommunication services (1.6%)

KDDI Corp. (Japan)		189,300	5,079,966

Vodafone Group PLC ADR (United Kingdom)		288,381	7,180,688

			12,260,654

Total common stocks (cost $699,878,376)			$741,455,463

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $103,080) (Brazil) (Private)(F)(RES)(NON)		13,609	$109,314

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)		108,051	4,742,877

Total convertible preferred stocks (cost $3,757,077)			$4,852,191

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)	Shares	39,686,843	$39,686,843

Putnam Short Term Investment Fund 0.74%(AFF)	Shares	4,296,093	4,296,093

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)	Shares	361,000	361,000

U.S. Treasury Bills 0.427%, 2/16/17(SEGSF)		$310,000	309,942

U.S. Treasury Bills 0.418%, 2/2/17		10,000	10,000

Total short-term investments (cost $44,663,882)			$44,663,878

TOTAL INVESTMENTS

Total investments (cost $748,299,335)(b)			$790,971,532

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $147,281,365) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$388,894	$372,535	$16,359
	British Pound	Buy	3/16/17	2,141	1,322	819
	Canadian Dollar	Buy	4/19/17	48,531	46,997	1,534
	Euro	Sell	3/16/17	8,588,828	8,505,353	(83,475)
Barclays Bank PLC
	Euro	Sell	3/16/17	3,874,430	3,835,825	(38,605)
	Hong Kong Dollar	Buy	2/16/17	3,755,306	3,759,893	(4,587)
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	4,730,845	4,528,585	202,260
	Canadian Dollar	Buy	4/19/17	74,373	72,006	2,367
	Danish Krone	Buy	3/16/17	5,560,389	5,515,187	45,202
	Euro	Sell	3/16/17	240,841	238,062	(2,779)
	Japanese Yen	Buy	2/16/17	588,294	584,284	4,010
	Japanese Yen	Sell	2/16/17	588,294	635,705	47,411
	Japanese Yen	Sell	5/17/17	552,538	549,085	(3,453)
Credit Suisse International
	Australian Dollar	Buy	4/19/17	1,793,665	1,717,517	76,148
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	2/16/17	11,093,869	11,073,954	(19,915)
	Japanese Yen	Buy	2/16/17	9,071,262	9,245,294	(174,032)
	Japanese Yen	Sell	2/16/17	9,071,262	9,512,631	441,369
	Japanese Yen	Buy	5/17/17	3,353,827	3,331,171	22,656
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/19/17	103,830	100,527	3,303
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	116,736	113,057	3,679
	British Pound	Sell	3/16/17	10,535,158	10,613,161	78,003
	Canadian Dollar	Buy	4/19/17	556,606	538,938	17,668
	Euro	Sell	3/16/17	1,954,086	1,977,579	23,493
	Japanese Yen	Buy	2/16/17	6,022,247	6,474,916	(452,669)
	Japanese Yen	Sell	2/16/17	6,022,247	6,534,995	512,748
	Japanese Yen	Sell	5/17/17	150,833	149,866	(967)
	Norwegian Krone	Sell	3/16/17	8,959,770	8,784,796	(174,974)
	Singapore Dollar	Buy	2/16/17	3,684,562	3,740,503	(55,941)
	South Korean Won	Buy	2/16/17	5,306,819	5,187,159	119,660
	South Korean Won	Sell	2/16/17	5,306,819	5,395,026	88,207
	Swedish Krona	Sell	3/16/17	2,809,433	2,640,996	(168,437)
	Swiss Franc	Buy	3/16/17	11,584,326	11,390,490	193,836
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	327,346	313,450	13,896
	British Pound	Buy	3/16/17	43,692	42,590	1,102
	Canadian Dollar	Sell	4/19/17	1,878,479	1,818,385	(60,094)
	Euro	Sell	3/16/17	3,253,890	3,222,837	(31,053)
	Israeli Shekel	Sell	4/19/17	5,348,248	5,230,871	(117,377)
	Swiss Franc	Buy	3/16/17	56,117	55,222	895
UBS AG
	Australian Dollar	Buy	4/19/17	2,930,292	2,806,296	123,996
	Euro	Sell	3/16/17	2,647,192	2,619,782	(27,410)
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	37,019	35,449	1,570
	Canadian Dollar	Buy	4/19/17	3,248,804	3,180,206	68,598
	Japanese Yen	Buy	2/16/17	256,956	255,103	1,853
	Japanese Yen	Sell	2/16/17	256,956	277,554	20,598
	Japanese Yen	Sell	5/17/17	258,004	256,205	(1,799)

Total						$715,673

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $752,066,180.
(b)	The aggregate identified cost on a tax basis is $749,081,212, resulting in gross unrealized appreciation and depreciation of $98,055,319 and $56,164,999, respectively, or net unrealized appreciation of $41,890,320.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,011,310, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$38,323,968	$55,400,658	$54,037,783	$75,339	$39,686,843
	Putnam Short Term Investment Fund**	18,452,777	55,253,112	69,409,796	19,860	4,296,093
	Totals	$56,776,745	$110,653,770	$123,447,579	$95,199	$43,982,936
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $39,686,843, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $38,506,234.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $317,587 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.3%
	Japan	8.6
	United Kingdom	7.9
	Ireland	3.4
	Canada	3.4
	France	2.5
	Germany	2.5
	Spain	1.8
	Netherlands	1.5
	Switzerland	1.5
	China	1.5
	Sweden	1.4
	Norway	1.4
	Israel	1.1
	Italy	0.9
	Hong Kong	0.7
	Belgium	0.6
	Finland	0.5
	Argentina	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $441,816 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $300,586 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,976 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$89,136,833	$22,923,897	$159,119
Consumer staples	41,794,077	33,036,463	—
Energy	41,603,034	—	—
Financials	80,305,879	26,862,616	—
Health care	47,546,750	21,974,349	—
Industrials	34,737,852	16,467,107	—
Information technology	100,874,043	8,019,829	—
Materials	55,024,594	12,619,866	—
Real estate	9,915,766	9,542,986	—
Telecommunication services	29,520,885	21,248,227	—
Utilities	33,691,796	4,449,495	—
Total common stocks	564,151,509	177,144,835	159,119
Convertible preferred stocks	—	—	4,852,191
Short-term investments	4,657,093	40,006,785	—

Totals by level	$568,808,602	$217,151,620	$5,011,310

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$715,673	$—

Totals by level	$—	$715,673	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,133,240	$1,417,567

Total	$2,133,240	$1,417,567

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$184,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$18,712	$—	$301,250	$76,148	$464,025	$3,303	$1,037,294	$15,893	$123,996	$92,619	$2,133,240

	Total Assets	$18,712	$—	$301,250	$76,148	$464,025	$3,303	$1,037,294	$15,893	$123,996	$92,619	$2,133,240

	Liabilities:
	Forward currency contracts#	83,475	43,192	6,232	—	193,947	—	852,988	208,524	27,410	1,799	1,417,567

	Total Liabilities	$83,475	$43,192	$6,232	$—	$193,947	$—	$852,988	$208,524	$27,410	$1,799	$1,417,567

	Total Financial and Derivative Net Assets	$(64,763)	$(43,192)	$295,018	$76,148	$270,078	$3,303	$184,306	$(192,631)	$96,586	$90,820	$715,673
	Total collateral received (pledged)##†	$—	$—	$241,000	$—	$270,078	$—	$120,000	$(120,976)	$96,586	$—
	Net amount	$(64,763)	$(43,192)	$54,018	$76,148	$—	$3,303	$64,306	$(71,655)	$—	$90,820

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017